Prepayments (Tables)	12 Months Ended
Jun. 30, 2015
Prepayments [Abstract]
Schedule of prepayments
	June 30, 2015	June 30, 2014
Prepayment for equipment purchase	$21,281	$589,875
Prepayment for construction (a)	3,637,467	4,803,303
Prepayment for land use right	-	378,503
Total non-current	$3,658,748	$5,771,681

(a)	Prepayments for construction are advances made in connection with the construction of Yulong Renewable’s waste recycling plant and brick production plant (see Note 7).